Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 473	$ 0
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	1,296	593
Total Liabilities	2,460	25
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	1,126	182
Derivative Liability, Current	1,019	0
Derivative Asset, Noncurrent	0	84
Derivative Liability, Noncurrent	308	0
Bunker Swaps [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	170	327
Derivative Liability, Current	968	25
Derivative Asset, Noncurrent	0	0
Derivative Liability, Noncurrent	165	0
Total Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	1,296	593
Total Liabilities	$ 2,460	$ 25